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The Cannabis ETF
The Cannabis ETF
Investment Objective
The Cannabis ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Innovation Labs Cannabis Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you will incur if you own shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Cannabis ETF The Cannabis ETF
Management Fees	0.95%
Expenses	none
Total Annual Fund Operating Expenses	0.95%
Fee Waiver and/or Expense Limitation	(0.25%)	[1]
Net Annual Fund Operating Expenses	0.70%
[1]	The Fund's advisor, OBP Capital, LLC (the "Advisor"), has entered into fee waiver agreement with the Fund under which it has agreed to waive or reduce its fees by 0.25% of the average daily net assets of the Fund through December 15 , 2020, and may be terminated by the Board of Trustees at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the fee waiver agreement.

Example.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the example that follows. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year	Three Years
The Cannabis ETF | The Cannabis ETF | USD ($)	97	303

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies
The Fund will invest at least 80% of its total assets in the component securities of the Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock (or corresponding American Depositary Receipts (“ADRs”) of Cannabis Companies. “Cannabis Companies” are companies, that have a business interest in the legal cannabis-based pharmaceutical and consumer wellness & product markets. Cannabis is (i) marijuana (or products derived from marijuana) and (ii) hemp (or products derived from hemp, which includes CBD-based products (i.e., products that contain cannabidiol). A company has a business interest in the legal cannabis-based pharmaceutical and consumer wellness & product markets if a significant percentage (at least 50%) of its revenues are derived from such activity. As of the date of this prospectus, Cannabis Companies do not include companies that grow or distribute marijuana inside the U.S. (unless and until such time as the cultivation, production, or distribution of such marijuana or products become legal under U.S. federal law). As of the date of this prospectus, Cannabis Companies may, however, include companies that have a business interest in the legal hemp-based pharmaceutical and consumer wellness & product markets within the United States.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Innovation Labs Cannabis Index

The Index is a proprietary, rules-based index designed to track the performance of a portfolio of Cannabis Companies. These Cannabis Companies are primarily located in the United States and Canada, but may be located in other countries as well.

The initial universe of Index constituents (the “Index Universe”) consists of publicly listed Cannabis Companies that are involved in the legal cannabis industry. “Legal” refers to being permitted under the applicable (i) controlled substance or (ii) food, drug, and cosmetics, or equivalent laws and regulations under whose jurisdiction the Cannabis Company is subject that govern the cultivation, production or distribution, for medical or non-medical purposes, of cannabis in a particular country. Cannabis Companies that have a business interest in the legal hemp-based pharmaceutical and consumer wellness & product markets within the United States are companies that have business interests in “hemp” as defined in the Agricultural Improvement Act of 2018, also known as the “Farm Bill”. “Hemp”, as defined in the Farm Bill, was exempted from the definition of “marijuana” under the CSA, which effectively allows companies to legally grow, manufacture, and produce hemp in the United States, if done so in compliance with the provisions of the Farm Bill[1].

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[1] The Cannabis sativa L. plant produces both “hemp” and “marijuana” – whether a substance is one or the other impacts how the substance is regulated in the United States and whether it is legal or not from a federal perspective. Section 812 of the CSA identifies “marihuana” or “marijuana” as a Schedule 1 controlled substance. 21 U.S.C. § 802(16)(A) of the Controlled Substances Act (“CSA”) defines “marihuana” (referred to hereafter as “marijuana”) as “all parts of the plant Cannabis sativa L., whether growing or not; the seeds thereof; the resin extracted from any part of such plant; and every compound, manufacture, salt, derivative, mixture, or preparation of such plant, its seeds or resin”. Pursuant to 21 U.S.C. § 841, it is a prohibited act to knowingly or intentionally manufacture, distribute, or dispense, or possess with an intent to manufacture, distribute, or dispense, a controlled substance.

The Farm Bill modified a portion of the CSA to identify “hemp” as an exclusion to the definition of marijuana. The Farm Bill also amended the Agricultural Marketing Act of 1946 to define “hemp” as “the plant Cannabis sativa L. and any part of that plant, including the seeds thereof and all derivatives, extracts, cannabinoids, isomers, acids, salts, and salts of isomers, whether growing or not, with a delta-9 tetrahydrocannabinol “THC” concentration of not more than 0.3 percent on a dry weight basis.”  The Farm Bill further excludes the mature stalks of the Cannabis sativa L. plant; the fiber produced from such stalks; the oil or cake made from the seeds of such plant; any other compound, manufacture, salt, derivative, mixture, or preparation of such mature stalks (except the resin extracted therefrom), fiber, oil, or cake; or the sterilized seed of such plant, which is incapable of germination.

So, hemp and hemp derivatives that meet the definition of “hemp” established in the Farm Bill and modified in the Agricultural Marketing Act of 1946, are not deemed Schedule I controlled substances. Companies may grow and produce hemp legally in compliance with the Farm Bill and companies doing so would not be deemed in violation of federal law.

The index provider eliminates from the Index Universe any Cannabis Company that it knows, based on the Cannabis Company’s publicly available information, to not be operating legally. “Publicly available information” is information available in a company’s publicly available filings with the US Securities and Exchange Commission, publicly available filings with the thirteen Canadian provincial and territorial securities regulatory authorities (“Canadian Securities Administrators”), publicly available filings with equivalent securities authorities in other applicable countries, investor presentations on posted on a company’s website, and press releases or other public statement by the company.  The index provider also eliminates from the Index Universe any Cannabis Company that it knows, based on the Cannabis Company’s publicly available information, to invest in other companies (“Related Companies”) that the index provider knows, based on the Related Company’s publicly available information, to not be operating legally. These assessments are made at the time a Cannabis Company is added to the Index and upon any reconstitution of the Index. Upon the monthly rebalancing and reconstitution of the Index, the Advisor will also examine the Cannabis Company’s publicly available information in order to eliminate from the Fund’s portfolio any Cannabis Company that it knows to not be operating legally. If, through their investment process, the Advisor or Sub-Advisor identifies or becomes aware that a particular company no longer meets the Fund’s definition of Cannabis Companies, the Fund will immediately sell that position.

The Index Universe is then screened to not include stocks that have a market capitalization below $100 million and stocks listed on the Canadian Securities Exchange (the “CSE”). The Index constituents must be listed on exchanges that require compliance with all laws, rules and regulations applicable to their business, including U.S. federal laws. As of the date of this prospectus, the exchanges identified by the Index Provider that meet this criterion are the New York Stock Exchange (“NYSE”), Nasdaq Stock Market (“Nasdaq”), TSX Exchange (“TSX”), TSX Venture Exchange (“TSX Venture”) and the Australian Securities Exchange (“ASX”), but other exchanges could be identified and companies listed on such exchanges could be included in the Index at any time. Constituents must also have traded at least 200,000 shares during the month of reconstitution. At the time of monthly reconstitution, the Index constituents are weighted according to their market capitalization with the individual weight of an Index constituent capped at eight percent (8.00%), with the excess weighting proportionately distributed between the remaining constituents.

The Index is rebalanced and reconstituted monthly, effective at the close of trading on the second Friday of the month. The Fund is rebalanced and reconstituted in accordance with the Index.

The Index is developed by Innovation Labs Ltd. and licensed to Innovation Shares LLC, the Fund's Index Provider. The Index is calculated, maintained, and distributed by an independent, third-party index calculation agent that is not affiliated with the Fund, the Advisor, or Merlin Capital, LLC, d/b/a Merlin Asset Management (“Merlin” or the “Sub-Advisor”).

As of June 10, 2019, the Index had 35 constituents, and the largest stocks and their weightings in the Index were Canopy Growth Corp (7.72%), Aurora Cannabis (7.53%), Cronos Group, Inc. (7.53%), and GW Pharmaceuticals (7.53%).

To generate income for the Fund, the Fund may lend its portfolio securities to broker-dealers (including the Fund’s custodian) and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the domestic portfolio securities being lent and 105% of the value of the foreign portfolio securities being lent. This collateral is marked to market on a daily basis, and will be maintained in an amount equal to at least the percentages noted above of the portfolio securities being lent. The Fund will also receive fee income in exchange for the securities it lends.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold more than 25% of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated. As of June 10, 2019, the Index was concentrated in the pharmaceuticals and biotechnology industries group. The Fund will be non-diversified.

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. See also the sections “Additional Information about the Fund's Principal Investment Risks” and “Additional Risk Considerations” for additional information about the Fund's risk factors.

Authorized Participant Risk: Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

United States Regulatory Risks of the Cannabis Industry:  The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states' laws, which may negatively impact the value of the Fund's investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Members of the Trump Administration, including former Attorney General Jeff Sessions, have made statements indicating that the Trump Administration intends to take a more aggressive stance on federal marijuana laws. Any such change in the federal government's enforcement of current federal laws could adversely affect the ability of the companies in which the Fund invests to possess or cultivate marijuana, including in connection with pharmaceutical research, or it could shrink the customer pool for certain of the Fund's portfolio companies. Any of these outcomes would negatively affect the profitability and value of the Fund's investments. The Cannabis Companies and Pharmaceutical Companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

Marijuana is a Schedule I controlled substance under the Controlled Substances Act (“CSA”) (21 U.S.C. § 811), meaning that it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the United States.

Facilities conducting research, manufacturing, distributing, importing or exporting, or dispensing controlled substances must be registered (licensed) to perform these activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the Drug Enforcement Administration (“DEA”) to prevent drug loss and diversion. Failure to obtain the necessary registrations or comply with necessary regulatory requirements may significantly impair the ability of certain companies in which the Fund invests to pursue medical marijuana research or to otherwise cultivate, possess or distribute marijuana.

The enactment of the Farm Bill changed the legal landscape in the United States with respect to the manufacturing, distribution and sale of hemp and hemp derivatives, including CBD.  Among other things, the act: (A) legally distinguishes hemp from marijuana by defining “hemp” as the Cannabis sativa L. plant (or any part of the plant) and extracts of it, that contain no more than 0.3% Tetrahydrocannabinol (“THC”) (as calculated on a dry weight basis); (B) exempts “hemp” from the definition of “marijuana” and, therefore, from both DEA interference and the restrictions imposed by the CSA, and (C) Expressly permits the interstate sale and transportation of hemp products. While the enactment of the Farm Bill was dramatically and materially favorable for the CBD landscape, some legal considerations remain with respect to CBD products.  At present, the primary risk relates to uncertainty in the U.S. Food and Drug Administration’s (“FDA”) actions as it adapts to this new law.

In the United States, CBD and products which contain CBD are and will be subject to the Federal Food, Drug and Cosmetic Act, which includes the Dietary Supplement Health and Education Act of 1994 (“DSHEA”) and significant federal regulations. Those statutory provisions and regulations include but are not limited to (i)  Good Manufacturing Practices (ii) legally permitted health-related claims (iii) the requirement for significant safety dossiers  (iv) detailed labeling requirements, (v) requirements for competent and reliable scientific substantiation for health-related claims and (vi) compliance with a  statute that prohibits the inclusion of an ingredient in a dietary supplement or food that was first authorized for study as a drug (“the IND Provision”“ or “the Exclusionary Provision.”  The FDA has publicly taken the present position the CBD cannot be sold in dietary supplements or foods due to this provision.

Non-U.S. Regulatory Risks of the Cannabis Industry: The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the manufacture, management, transportation, storage and disposal of cannabis, as well as being subject to laws and regulations relating to health and safety, the conduct of operations and the protection of the environment. Even if a company's operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.

Operational Risks of the Cannabis Industry: Companies involved in the cannabis industry face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the cultivation, possession, and distribution of cannabis can be illegal under United States federal law under certain circumstances, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

 Concentration Risk:  If the Fund invests more heavily in a particular industry, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries. The industries in which the Fund may invest, directly or indirectly, will vary based on the investments of the Index.

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Biotechnology Company Risk:  A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

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Pharmaceutical Company Risk:  Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:

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Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

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Trading Issues.  An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

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Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

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In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

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To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

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The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

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When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

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In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio.  This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Foreign Securities Investment Risk. Returns on investment in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

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Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

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Depositary Receipts Risk: The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

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Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

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Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investment in securities of non-U.S. issuers involve certain risk that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting, and investor protection standards than U.S. issuers.

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Political and Economic Risk: The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events, and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

•	Privatization Risk: Several foreign countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Market Risk. The values of equity securities in the Index could decline generally or could underperform other investments.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund has no history of operations for investors to evaluate.

Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

Passive Investment Risk. The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of such security, industry or sector, unless that security is removed from the Index.

Risks Related to Investing in Canada. Because the investments of the Fund are currently geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

Sampling Risk: The Fund's use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index.  As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index.

Securities Lending Risk. There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Small and Mid-Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Valuation Risk. The sales price that the Fund could receive for a security may differ from the Fund's valuation of the security and may differ from the value used by Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Updated performance information is available on the Fund's website at: https://thcxetf.com/fund or by calling 1-800-773-3863.